Consolidated Statement of Cash Flows (Parenthetical) - IFRS 16 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Repayment of lease liabilities	$ 326	$ 433
Interest paid	$ 68	$ 77